ASSET RETIREMENT OBLIGATION - Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset Retirement Obligation [Abstract]
Balance, beginning of year	$ 94,885	$ 85,628
Change in obligation	9,257	9,257
Accretion expense	0	0
Balance, end of year	$ 101,827	94,885
Balance, end of year		$ 94,885